AST SMALL-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 98.3%
Common Stocks — 95.3%
Aerospace & Defense — 3.0%
AAR Corp.*	76,863	$4,601,788
AeroVironment, Inc.*	60,485	9,271,141
Axon Enterprise, Inc.*(a)	16,250	5,084,300
BWX Technologies, Inc.	23,328	2,393,919
Curtiss-Wright Corp.	7,219	1,847,631
Hexcel Corp.	28,020	2,041,257
Kratos Defense & Security Solutions, Inc.*(a)	180,884	3,324,648
Leonardo DRS, Inc.*	133,401	2,946,828
Moog, Inc. (Class A Stock)	27,458	4,383,669
		35,895,181
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.*	33,860	1,820,314
Automobile Components — 0.7%
Lear Corp.	15,661	2,268,966
Modine Manufacturing Co.*	19,089	1,817,082
Visteon Corp.*	40,318	4,741,800
		8,827,848
Banks — 1.3%
Axos Financial, Inc.*	45,553	2,461,684
Banc of California, Inc.(a)	113,764	1,730,350
Bancorp, Inc. (The)*	19,493	652,236
Columbia Banking System, Inc.	57,497	1,112,567
Customers Bancorp, Inc.*	16,088	853,629
First Bancorp	43,794	1,581,839
Pacific Premier Bancorp, Inc.	15,494	371,856
Popular, Inc. (Puerto Rico)	16,939	1,492,157
Prosperity Bancshares, Inc.(a)	23,906	1,572,537
Western Alliance Bancorp	19,213	1,233,283
Wintrust Financial Corp.	21,301	2,223,611
		15,285,749
Beverages — 0.5%
Celsius Holdings, Inc.*	43,737	3,626,672
Duckhorn Portfolio, Inc. (The)*	262,334	2,442,330
Zevia PBC (Class A Stock)*	128,212	150,008
		6,219,010
Biotechnology — 10.9%
ACADIA Pharmaceuticals, Inc.*	163,539	3,023,836
Akero Therapeutics, Inc.*	52,119	1,316,526
Amicus Therapeutics, Inc.*(a)	325,457	3,833,884
Annexon, Inc.*	56,664	406,281
Apellis Pharmaceuticals, Inc.*	60,749	3,570,826
Apogee Therapeutics, Inc.*(a)	66,676	4,430,620
Arcellx, Inc.*(a)	39,470	2,745,139
Arcturus Therapeutics Holdings, Inc.*(a)	29,851	1,008,068
Arrowhead Pharmaceuticals, Inc.*(a)	33,332	953,295
Ascendis Pharma A/S (Denmark), ADR*	10,337	1,562,644
BioAtla, Inc.*	38,828	133,568
Biohaven Ltd.*(a)	22,860	1,250,213
Biomea Fusion, Inc.*(a)	52,089	778,731
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Blueprint Medicines Corp.*	74,726	$7,088,508
Bridgebio Pharma, Inc.*	120,772	3,734,270
Cabaletta Bio, Inc.*(a)	42,890	731,703
Celldex Therapeutics, Inc.*	15,559	653,011
CG oncology, Inc.*	18,312	803,897
Crinetics Pharmaceuticals, Inc.*(a)	162,534	7,608,217
Cytokinetics, Inc.*	9,197	644,802
Deciphera Pharmaceuticals, Inc.*	169,948	2,673,282
Disc Medicine, Inc.*	23,160	1,441,942
Ideaya Biosciences, Inc.*	59,551	2,613,098
Immunocore Holdings PLC (United Kingdom), ADR*(a)	40,389	2,625,285
Immunome, Inc.*(a)	43,250	1,067,410
Immunovant, Inc.*(a)	88,997	2,875,493
Insmed, Inc.*(a)	104,906	2,846,100
Iovance Biotherapeutics, Inc.*(a)	44,903	665,462
Ironwood Pharmaceuticals, Inc.*(a)	80,157	698,168
KalVista Pharmaceuticals, Inc.*(a)	65,211	773,403
Krystal Biotech, Inc.*(a)	19,114	3,400,954
Kymera Therapeutics, Inc.*	51,806	2,082,601
Kyverna Therapeutics, Inc.*(a)	20,600	511,704
Legend Biotech Corp., ADR*	18,705	1,049,163
Lyell Immunopharma, Inc.*(a)	77,383	172,564
Madrigal Pharmaceuticals, Inc.*(a)	13,473	3,597,830
Merus NV (Netherlands)*(a)	47,652	2,145,770
MoonLake Immunotherapeutics*(a)	16,260	816,740
Natera, Inc.*	69,803	6,384,182
Neurocrine Biosciences, Inc.*	9,950	1,372,304
Nuvalent, Inc. (Class A Stock)*(a)	56,887	4,271,645
Olema Pharmaceuticals, Inc.*(a)	69,310	784,589
Opthea Ltd. (Australia), ADR*	98,656	405,476
Prelude Therapeutics, Inc.*(a)	37,478	177,646
Protagonist Therapeutics, Inc.*	50,410	1,458,361
Prothena Corp. PLC (Ireland)*	13,834	342,668
RAPT Therapeutics, Inc.*	51,551	462,928
Replimune Group, Inc.*(a)	53,971	440,943
REVOLUTION Medicines, Inc.*	66,670	2,148,774
Rhythm Pharmaceuticals, Inc.*	28,187	1,221,343
Soleno Therapeutics, Inc.*(a)	28,393	1,215,220
SpringWorks Therapeutics, Inc.*(a)	72,797	3,583,068
Travere Therapeutics, Inc.*(a)	168,435	1,298,634
Ultragenyx Pharmaceutical, Inc.*	92,109	4,300,569
Vaxcyte, Inc.*(a)	94,121	6,429,406
Vericel Corp.*	19,960	1,038,319
Viking Therapeutics, Inc.*(a)	117,576	9,641,232
Xencor, Inc.*	35,252	780,127
Xenon Pharmaceuticals, Inc. (Canada)*	95,265	4,101,158
		130,193,600
Broadline Retail — 1.0%
Global-e Online Ltd. (Israel)*(a)	68,800	2,500,880
Ollie’s Bargain Outlet Holdings, Inc.*(a)	90,701	7,217,079
Savers Value Village, Inc.*(a)	116,593	2,247,913
		11,965,872
Building Products — 2.4%
AAON, Inc.(a)	24,962	2,199,152
A1

AST SMALL-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
AZEK Co., Inc. (The)*	214,520	$10,773,194
Simpson Manufacturing Co., Inc.(a)	35,819	7,349,342
Tecnoglass, Inc.(a)	70,690	3,678,001
Zurn Elkay Water Solutions Corp.(a)	131,165	4,390,093
		28,389,782
Capital Markets — 1.4%
Evercore, Inc. (Class A Stock)(a)	10,356	1,994,462
GCM Grosvenor, Inc. (Class A Stock)(a)	242,034	2,338,048
Hamilton Lane, Inc. (Class A Stock)	21,473	2,421,296
Houlihan Lokey, Inc.(a)	17,548	2,249,478
Moelis & Co. (Class A Stock)(a)	48,961	2,779,516
Trinity Capital, Inc.(a)	73,744	1,082,562
WisdomTree, Inc.(a)	487,640	4,481,412
		17,346,774
Chemicals — 0.3%
Axalta Coating Systems Ltd.*	58,277	2,004,146
Tronox Holdings PLC	88,357	1,532,994
		3,537,140
Commercial Services & Supplies — 2.1%
ACV Auctions, Inc. (Class A Stock)*(a)	108,568	2,037,821
Boyd Group Services, Inc. (Canada)	12,033	2,544,204
Clean Harbors, Inc.*	14,560	2,931,074
GFL Environmental, Inc.(a)	133,639	4,610,546
Montrose Environmental Group, Inc.*(a)	72,857	2,853,809
MSA Safety, Inc.	8,144	1,576,597
RB Global, Inc. (Canada)(a)	69,931	5,326,644
Tetra Tech, Inc.(a)	14,857	2,744,236
		24,624,931
Communications Equipment — 0.4%
Applied Optoelectronics, Inc.*(a)	156,658	2,171,280
Harmonic, Inc.*	72,198	970,341
Lumentum Holdings, Inc.*(a)	23,126	1,095,016
		4,236,637
Construction & Engineering — 1.7%
API Group Corp.*	71,216	2,796,652
Arcosa, Inc.	13,283	1,140,479
Comfort Systems USA, Inc.	21,059	6,690,655
EMCOR Group, Inc.	3,579	1,253,366
Fluor Corp.*	34,312	1,450,711
MasTec, Inc.*	27,079	2,525,117
MYR Group, Inc.*	17,760	3,139,080
Sterling Infrastructure, Inc.*	10,772	1,188,259
		20,184,319
Construction Materials — 0.8%
Knife River Corp.*	30,441	2,468,156
Summit Materials, Inc. (Class A Stock)*	168,725	7,520,073
		9,988,229
	Shares	Value
Common Stocks (continued)
Consumer Finance — 0.4%
FirstCash Holdings, Inc.	31,800	$4,055,772
LendingTree, Inc.*	25,390	1,075,013
		5,130,785
Consumer Staples Distribution & Retail — 0.8%
Performance Food Group Co.*	44,308	3,307,149
Sprouts Farmers Market, Inc.*	30,151	1,944,137
US Foods Holding Corp.*	85,935	4,637,912
		9,889,198
Containers & Packaging — 0.2%
Graphic Packaging Holding Co.(a)	78,246	2,283,218
Diversified Consumer Services — 0.8%
Duolingo, Inc.*	26,038	5,743,462
European Wax Center, Inc. (Class A Stock)*(a)	214,872	2,789,039
Grand Canyon Education, Inc.*	8,869	1,208,046
		9,740,547
Diversified Telecommunication Services — 0.2%
Cogent Communications Holdings, Inc.	28,434	1,857,593
Electrical Equipment — 1.7%
Enovix Corp.*(a)	82,339	659,535
NEXTracker, Inc. (Class A Stock)*	110,590	6,222,899
nVent Electric PLC	64,409	4,856,439
Regal Rexnord Corp.(a)	19,229	3,463,143
Sensata Technologies Holding PLC	28,880	1,061,051
Shoals Technologies Group, Inc. (Class A Stock)*(a)	36,734	410,686
Vertiv Holdings Co. (Class A Stock)	40,250	3,287,218
		19,960,971
Electronic Equipment, Instruments & Components — 1.2%
Advanced Energy Industries, Inc.	31,244	3,186,263
Badger Meter, Inc.	15,372	2,487,343
Coherent Corp.*	19,948	1,209,248
Fabrinet (Thailand)*	20,298	3,836,728
Littelfuse, Inc.	9,770	2,367,759
Napco Security Technologies, Inc.	23,355	937,937
		14,025,278
Energy Equipment & Services — 2.4%
Cactus, Inc. (Class A Stock)(a)	27,909	1,397,962
ChampionX Corp.(a)	35,964	1,290,748
TechnipFMC PLC (United Kingdom)	285,389	7,166,118
TETRA Technologies, Inc.*	115,525	511,776
Tidewater, Inc.*	62,104	5,713,568
Valaris Ltd.*(a)	22,565	1,698,242
Weatherford International PLC (XNGS)*	52,671	6,079,287
Weatherford International PLC (XLON)*(a)	44,147	5,095,446
		28,953,147
Entertainment — 0.1%
Vivid Seats, Inc. (Class A Stock)*	235,800	1,412,442

A2

AST SMALL-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Financial Services — 2.3%
AvidXchange Holdings, Inc.*	122,262	$1,607,745
Essent Group Ltd.	24,302	1,446,212
Euronet Worldwide, Inc.*	14,620	1,607,177
Flywire Corp.*	262,319	6,508,134
Payoneer Global, Inc.*	349,100	1,696,626
Remitly Global, Inc.*(a)	264,248	5,480,504
Shift4 Payments, Inc. (Class A Stock)*(a)	99,238	6,556,655
Walker & Dunlop, Inc.(a)	23,490	2,373,899
		27,276,952
Food Products — 1.5%
Freshpet, Inc.*(a)	115,961	13,435,241
Oatly Group AB, ADR*(a)	515,428	582,434
Utz Brands, Inc.(a)	212,033	3,909,889
		17,927,564
Ground Transportation — 1.2%
Knight-Swift Transportation Holdings, Inc.	61,826	3,401,666
RXO, Inc.*	44,555	974,418
Saia, Inc.*	12,777	7,474,545
Werner Enterprises, Inc.(a)	28,294	1,106,861
XPO, Inc.*	12,455	1,519,884
		14,477,374
Health Care Equipment & Supplies — 4.2%
Alphatec Holdings, Inc.*	177,689	2,450,331
AtriCure, Inc.*(a)	84,372	2,566,596
CONMED Corp.	18,194	1,456,976
CVRx, Inc.*	47,470	864,429
Envista Holdings Corp.*	88,122	1,884,048
Fractyl Health, Inc.*(a)	67,634	500,492
Glaukos Corp.*(a)	26,670	2,514,714
Haemonetics Corp.*	5,095	434,858
Inspire Medical Systems, Inc.*(a)	16,150	3,468,859
Integer Holdings Corp.*	15,180	1,771,202
LivaNova PLC*	89,030	4,980,338
Masimo Corp.*	11,834	1,737,823
Merit Medical Systems, Inc.*	39,320	2,978,490
Orthofix Medical, Inc.*	65,081	944,976
Outset Medical, Inc.*(a)	49,701	110,336
PROCEPT BioRobotics Corp.*(a)	61,077	3,018,425
Pulmonx Corp.*	111,940	1,037,684
RxSight, Inc.*	19,580	1,009,936
Shockwave Medical, Inc.*(a)	8,080	2,631,091
SI-BONE, Inc.*(a)	78,510	1,285,209
Tandem Diabetes Care, Inc.*	46,700	1,653,647
TransMedics Group, Inc.*(a)	89,565	6,622,436
Treace Medical Concepts, Inc.*	154,495	2,016,160
UFP Technologies, Inc.*	7,110	1,793,142
		49,732,198
Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc.*	26,576	2,105,351
HealthEquity, Inc.*	61,875	5,050,856
Hims & Hers Health, Inc.*	104,083	1,610,164
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
NeoGenomics, Inc.*(a)	245,258	$3,855,456
Privia Health Group, Inc.*(a)	23,296	456,368
R1 RCM, Inc.*	106,643	1,373,562
RadNet, Inc.*	180,462	8,781,281
Surgery Partners, Inc.*(a)	156,999	4,683,280
		27,916,318
Health Care Technology — 0.7%
Certara, Inc.*	175,177	3,132,165
Definitive Healthcare Corp.*(a)	242,540	1,957,298
Evolent Health, Inc. (Class A Stock)*	43,351	1,421,479
Schrodinger, Inc.*(a)	55,525	1,499,175
		8,010,117
Hotel & Resort REITs — 0.6%
Ryman Hospitality Properties, Inc.	57,387	6,634,511
Hotels, Restaurants & Leisure — 3.5%
BJ’s Restaurants, Inc.*	62,158	2,248,876
Bloomin’ Brands, Inc.(a)	77,927	2,234,946
Cava Group, Inc.*(a)	33,703	2,360,895
Churchill Downs, Inc.	50,400	6,237,000
Chuy’s Holdings, Inc.*(a)	36,683	1,237,318
Dave & Buster’s Entertainment, Inc.*	39,168	2,451,917
Dutch Bros, Inc. (Class A Stock)*(a)	96,950	3,199,350
First Watch Restaurant Group, Inc.*(a)	103,000	2,535,860
Genius Sports Ltd. (United Kingdom)*	368,636	2,104,912
Jack in the Box, Inc.	26,638	1,824,170
Krispy Kreme, Inc.	37,424	570,155
Light & Wonder, Inc.*	17,497	1,786,269
Portillo’s, Inc. (Class A Stock)*	96,406	1,367,037
Sabre Corp.*	372,729	902,004
Shake Shack, Inc. (Class A Stock)*(a)	55,243	5,746,929
Sweetgreen, Inc. (Class A Stock)*(a)	85,017	2,147,529
Wingstop, Inc.	7,162	2,624,157
		41,579,324
Household Durables — 1.7%
Installed Building Products, Inc.(a)	15,673	4,055,075
Meritage Homes Corp.	7,658	1,343,673
Skyline Champion Corp.*	59,630	5,069,146
Sonos, Inc.*	142,510	2,716,241
TopBuild Corp.*	17,349	7,646,225
		20,830,360
Industrial REITs — 0.4%
STAG Industrial, Inc.(a)	101,521	3,902,467
Terreno Realty Corp.(a)	21,837	1,449,977
		5,352,444
Insurance — 1.8%
BRP Group, Inc. (Class A Stock)*(a)	135,107	3,909,996
HCI Group, Inc.(a)	25,348	2,942,396
Kemper Corp.	45,967	2,846,277
Kinsale Capital Group, Inc.(a)	4,437	2,328,271
Oscar Health, Inc. (Class A Stock)*	58,104	864,006
Palomar Holdings, Inc.*	44,407	3,722,639

A3

AST SMALL-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Skyward Specialty Insurance Group, Inc.*(a)	123,853	$4,633,341
		21,246,926
Interactive Media & Services — 0.1%
EverQuote, Inc. (Class A Stock)*	40,594	753,425
QuinStreet, Inc.*	24,849	438,833
		1,192,258
IT Services — 0.9%
Couchbase, Inc.*(a)	99,362	2,614,214
DigitalOcean Holdings, Inc.*(a)	45,167	1,724,476
Globant SA*	6,660	1,344,654
Perficient, Inc.*	13,312	749,333
Thoughtworks Holding, Inc.*	381,863	966,113
Wix.com Ltd. (Israel)*	22,551	3,100,312
		10,499,102
Leisure Products — 0.3%
Brunswick Corp.	26,401	2,548,225
Funko, Inc. (Class A Stock)*(a)	89,173	556,440
YETI Holdings, Inc.*	18,050	695,827
		3,800,492
Life Sciences Tools & Services — 2.1%
Adaptive Biotechnologies Corp.*	149,829	480,951
Bio-Techne Corp.(a)	44,530	3,134,467
Bruker Corp.	38,523	3,618,851
CryoPort, Inc.*(a)	139,436	2,468,017
Gerresheimer AG (Germany)	17,166	1,932,414
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	77,732	673,936
MaxCyte, Inc.*(a)	175,708	736,216
Medpace Holdings, Inc.*	13,042	5,270,924
Oxford Nanopore Technologies PLC (United Kingdom)*	340,252	521,637
QIAGEN NV*	75,514	3,246,347
Quanterix Corp.*	69,466	1,636,619
Repligen Corp.*(a)	7,666	1,409,931
		25,130,310
Machinery — 2.2%
Chart Industries, Inc.*(a)	53,849	8,870,007
Crane Co.(a)	55,001	7,432,285
Federal Signal Corp.	30,907	2,623,077
SPX Technologies, Inc.*	21,782	2,682,018
Terex Corp.	35,870	2,310,028
Watts Water Technologies, Inc. (Class A Stock)	12,870	2,735,519
		26,652,934
Metals & Mining — 1.0%
ATI, Inc.*	117,631	6,019,178
Carpenter Technology Corp.	60,611	4,328,838
Materion Corp.	12,600	1,660,050
		12,008,066
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels — 2.7%
Antero Resources Corp.*	47,133	$1,366,857
Cameco Corp. (Canada)(a)	108,323	4,692,552
Chesapeake Energy Corp.(a)	23,143	2,055,793
Matador Resources Co.	200,422	13,382,177
Northern Oil & Gas, Inc.(a)	43,071	1,709,057
Permian Resources Corp.	283,578	5,007,988
Uranium Energy Corp.*	320,416	2,162,808
Viper Energy, Inc.	34,366	1,321,716
		31,698,948
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	25,231	2,117,133
Passenger Airlines — 0.1%
Sun Country Airlines Holdings, Inc.*	96,593	1,457,588
Personal Care Products — 1.4%
BellRing Brands, Inc.*	153,270	9,047,528
elf Beauty, Inc.*	30,418	5,962,840
Inter Parfums, Inc.	9,190	1,291,287
		16,301,655
Pharmaceuticals — 1.2%
Arvinas, Inc.*(a)	24,822	1,024,652
Axsome Therapeutics, Inc.*	14,300	1,141,140
Collegium Pharmaceutical, Inc.*	116,714	4,530,838
Harmony Biosciences Holdings, Inc.*(a)	36,449	1,223,957
Intra-Cellular Therapies, Inc.*	59,135	4,092,142
Optinose, Inc.*	206,427	301,383
Structure Therapeutics, Inc., ADR*(a)	51,889	2,223,963
		14,538,075
Professional Services — 3.1%
CACI International, Inc. (Class A Stock)*	11,974	4,536,110
ExlService Holdings, Inc.*	91,328	2,904,230
Exponent, Inc.	16,430	1,358,597
First Advantage Corp.(a)	120,918	1,961,290
Jacobs Solutions, Inc.	32,489	4,994,534
KBR, Inc.	74,783	4,760,686
Korn Ferry	19,165	1,260,290
Maximus, Inc.	20,820	1,746,798
NV5 Global, Inc.*(a)	28,414	2,784,856
Paycor HCM, Inc.*(a)	73,878	1,436,188
Sterling Check Corp.*(a)	50,283	808,551
TriNet Group, Inc.	41,754	5,531,988
WNS Holdings Ltd. (India)*	61,775	3,121,491
		37,205,609
Real Estate Management & Development — 0.1%
Corp. Inmobiliaria Vesta SAB de CV (Mexico), ADR	38,432	1,508,072
Semiconductors & Semiconductor Equipment — 5.8%
Allegro MicroSystems, Inc. (Japan)*	67,569	1,821,660
Astera Labs, Inc.*	8,211	609,174
Camtek Ltd. (Israel)*(a)	80,792	6,767,946
Credo Technology Group Holding Ltd.*	328,626	6,963,585

A4

AST SMALL-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
FormFactor, Inc.*	142,060	$6,482,198
Impinj, Inc.*(a)	39,808	5,111,745
indie Semiconductor, Inc. (China) (Class A Stock)*(a)	278,073	1,968,757
Kulicke & Soffa Industries, Inc. (Singapore)	27,338	1,375,375
MACOM Technology Solutions Holdings, Inc.*(a)	77,847	7,445,287
Nova Ltd. (Israel)*(a)	13,269	2,353,655
Onto Innovation, Inc.*(a)	69,125	12,517,155
PDF Solutions, Inc.*	88,789	2,989,526
Rambus, Inc.*	59,360	3,669,042
Semtech Corp.*(a)	143,080	3,933,269
SkyWater Technology, Inc.*(a)	110,895	1,127,802
Synaptics, Inc.*	10,436	1,018,136
Universal Display Corp.	20,415	3,438,907
		69,593,219
Software — 11.1%
Agilysys, Inc.*	20,923	1,762,972
Alkami Technology, Inc.*(a)	97,721	2,401,005
Altair Engineering, Inc. (Class A Stock)*(a)	46,721	4,025,014
Appfolio, Inc. (Class A Stock)*	31,339	7,732,585
Box, Inc. (Class A Stock)*	65,705	1,860,766
Braze, Inc. (Class A Stock)*	121,590	5,386,437
Clear Secure, Inc. (Class A Stock)(a)	21,465	456,560
Clearwater Analytics Holdings, Inc. (Class A Stock)*	43,556	770,506
Confluent, Inc. (Class A Stock)*(a)	146,264	4,463,977
CyberArk Software Ltd.*	42,969	11,413,855
DoubleVerify Holdings, Inc.*(a)	218,694	7,689,281
Elastic NV*(a)	46,250	4,636,100
Five9, Inc.*	92,071	5,718,530
Gitlab, Inc. (Class A Stock)*	106,572	6,215,279
Guidewire Software, Inc.*(a)	27,147	3,168,326
Jamf Holding Corp.*(a)	74,682	1,370,415
Kinaxis, Inc. (Canada)*	23,391	2,659,344
MicroStrategy, Inc. (Class A Stock)*(a)	2,710	4,619,358
Monday.com Ltd.*	23,708	5,354,926
Nutanix, Inc. (Class A Stock)*	11,940	736,937
PagerDuty, Inc.*(a)	161,328	3,658,919
PowerSchool Holdings, Inc. (Class A Stock)*(a)	35,568	757,243
Procore Technologies, Inc.*(a)	42,622	3,502,250
Q2 Holdings, Inc.*(a)	181,149	9,521,191
Rapid7, Inc.*	80,235	3,934,724
SentinelOne, Inc. (Class A Stock)*(a)	64,503	1,503,565
Sprout Social, Inc. (Class A Stock)*(a)	131,231	7,835,803
Tenable Holdings, Inc.*(a)	83,080	4,106,644
Varonis Systems, Inc.*	235,885	11,126,695
Zeta Global Holdings Corp. (Class A Stock)*(a)	299,817	3,277,000
Zuora, Inc. (Class A Stock)*(a)	129,205	1,178,350
		132,844,557
Specialty Retail — 1.8%
American Eagle Outfitters, Inc.(a)	214,810	5,539,950
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Arhaus, Inc.(a)	138,225	$2,127,283
Carvana Co.*(a)	11,414	1,003,405
Chewy, Inc. (Class A Stock)*(a)	166,014	2,641,283
Five Below, Inc.*	13,368	2,424,688
National Vision Holdings, Inc.*(a)	165,609	3,669,895
RH*	6,710	2,336,824
Wayfair, Inc. (Class A Stock)*(a)	22,980	1,559,882
		21,303,210
Technology Hardware, Storage & Peripherals — 3.2%
Corsair Gaming, Inc.*	135,391	1,670,725
Pure Storage, Inc. (Class A Stock)*	81,779	4,251,690
Super Micro Computer, Inc.*(a)	31,743	32,061,382
		37,983,797
Textiles, Apparel & Luxury Goods — 1.0%
Deckers Outdoor Corp.*	1,906	1,794,041
On Holding AG (Switzerland) (Class A Stock)*(a)	14,891	526,844
PVH Corp.	13,190	1,854,646
Skechers USA, Inc. (Class A Stock)*	47,260	2,895,148
Tapestry, Inc.	34,410	1,633,787
Under Armour, Inc. (Class C Stock)*	463,080	3,306,391
		12,010,857
Trading Companies & Distributors — 2.3%
Applied Industrial Technologies, Inc.	29,590	5,845,504
Boise Cascade Co.(a)	33,709	5,169,949
Core & Main, Inc. (Class A Stock)*(a)	53,368	3,055,318
FTAI Aviation Ltd.(a)	154,499	10,397,783
Herc Holdings, Inc.	21,653	3,644,200
		28,112,754

Total Common Stocks (cost $915,842,280)		1,138,711,289
Unaffiliated Exchange-Traded Funds — 3.0%
iShares Russell 2000 Growth ETF	79,452	21,515,601
Vanguard Small-Cap Growth ETF	55,176	14,385,487

Total Unaffiliated Exchange-Traded Funds (cost $35,775,019)		35,901,088

	Units
Warrants* — 0.0%
Pharmaceuticals
Optinose, Inc., expiring 11/23/27	66,494	1
(cost $665)

Total Long-Term Investments (cost $951,617,964)		1,174,612,378

A5

AST SMALL-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Short-Term Investments — 24.9%
Affiliated Mutual Funds — 23.8%
PGIM Core Government Money Market Fund (7-day effective yield 5.552%)(wb)	5,955,489	$5,955,489
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $278,605,109; includes $277,279,294 of cash collateral for securities on loan)(b)(wb)	278,706,606	278,567,253

Total Affiliated Mutual Funds (cost $284,560,598)		284,522,742

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Government Agency Obligation(n) — 0.5%
Federal Home Loan Bank
5.153%	04/01/24	6,602	6,598,058
(cost $6,602,000)

	Shares
Unaffiliated Fund — 0.6%
BlackRock Liquidity FedFund (7-day effective yield 5.197%) (Institutional Shares)	7,002,129	7,002,129
(cost $7,002,129)

Total Short-Term Investments (cost $298,164,727)		298,122,929

TOTAL INVESTMENTS—123.2% (cost $1,249,782,691)		1,472,735,307

Liabilities in excess of other assets — (23.2)%		(277,465,293)

Net Assets — 100.0%		$1,195,270,014

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $271,766,319; cash collateral of $277,279,294 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A6